SHARE-BASED COMPENSATION (Details - assumptions)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	1.16%	0.20%
Expected term (in years)	4 years 3 months 21 days	2 years 10 months 17 days
Volatility	48.15%	407.00%